RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Due from Related Parties	$ 33,678	$ 34,142
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	29,182	28,778
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due from Related Parties	3,570	3,267
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	853	965
Heilongjiang Ruixing [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	1,049
Beijing IPE [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	2
Hollycon [Member]
Related Party Transaction [Line Items]
Due from Related Parties	51	79
Shenzhen HollySys [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 22	$ 2